Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares		Receivables on account of shares	Additional Paid-in Capital	Accumulated deficit	Total
Balance at Dec. 31, 2024		[1]		$ 82,744	$ (78,697)	$ 4,047
Balance (in Shares) at Dec. 31, 2024	349,603,759
Share-based compensation		[1]		184		184
Share-based compensation (in Shares)	20,645,500
Issuance of shares and warrants, net		[1]	(122)	3,686		3,564
Issuance of shares and warrants, net (in Shares)	527,987,700
Issuance of shares according to the ATMOA		[1]		160		160
Issuance of shares according to the ATMOA (in Shares)	17,467,200
Net loss for the period		[1]			(3,844)	(3,844)
Balance at Jun. 30, 2025		[1]	$ (122)	86,774	(82,541)	4,111
Balance (in Shares) at Jun. 30, 2025	915,704,159
Balance at Dec. 31, 2025		[1]		94,343	(89,944)	4,399
Balance (in Shares) at Dec. 31, 2025	5,438,836,659
Share-based compensation		[1]		72		72
Share-based compensation (in Shares)	580,744,000
Issuance of shares and warrants, net		[1]		52		52
Issuance of shares and warrants, net (in Shares)	88,460,000
Issuance of shares according to the ATMOA		[1]		101		101
Issuance of shares according to the ATMOA (in Shares)	320,768,000
Issuance and exercise of warrants, net		[1]		939		939
Issuance and exercise of warrants, net (in Shares)	1,365,708,000
Net loss for the period		[1]			(3,293)	(3,293)
Balance at Jun. 30, 2026		[1]		$ 95,507	$ (93,237)	$ 2,270
Balance (in Shares) at Jun. 30, 2026	7,794,516,659

[1]	No par value